Gain/(Loss) on Derivative Instruments and Other Financial Items, Net (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Gain/(loss) on derivative instruments, net are comprised of the following:

(in thousands of $)	Six months ended June 30,
	2026	2025
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	9,590	(11,611)
Net interest income on undesignated IRS derivatives	885	973
Gain/(loss) on derivative instruments, net	10,475	(10,638)

Schedule of Other Financial Items
Other financial items, net is comprised of the following:

(in thousands of $)	Six months ended June 30,
	2026	2025
Financing arrangement fees and other related costs	(1,612)	(2,064)
Foreign exchange loss on operations	(645)	(1,138)
Amortization of debt guarantees	—	106
Others	(609)	(169)
Other financial items, net	(2,866)	(3,265)